Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
20.	RELATED PARTY TRANSACTIONS

Ying Bai Technology Limited. (“Ying Bai”, formerly known as Techfaith Technology (Shenyang) Limited.) and De Ming Technology (Hangzhou) Limited. (“De Ming”) (formerly known as Kang Mu Ni Electronics (Hangzhou) Limited.) are subsidiaries of Techfaith Technology Limited (“Techfaith Technology”), a company established in April 2007. Techfaith Technology is a 100% owned subsidiary of Techfaith Electronics Limited, a company established in September 2007, of which the Group’s Founder and CEO holds 43% equity interest before December 30, 2011. On December 30, 2011, Techfaith Electronics Limited sold 100% equity interest of Techfaith Technology to a third party. As of December 31, 2012, there is no related party of the Group.

For the years ended December 31, 2010, 2011 and 2012, purchase of raw materials, mobile phone products and services from related parties were as follow:

	Year ended December 31,
	2010	2011	2012

Ying Bai	$10,662	$35,832	$—
De Ming	125	—	—

Total	$10,787	$35,832	$—

For the years ended December 31, 2010, 2011 and 2012, sales of raw materials to related parties were as follow:

	Year ended December 31,
	2010	2011	2012

Ying Bai	$838	$80	$—
De Ming	21	—	—

Total	$859	$80	$—

As of December 31, 2011 and 2012, there were no amounts due from or due to a related parties.